Trade and other receivables - Carrying amounts of trade receivables denominated in different currencies (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Trade receivables	£ 640	£ 622
Gross
Cash and cash equivalents
Trade receivables	705	692
Pound sterling | Gross
Cash and cash equivalents
Trade receivables	57	51
Euro | Gross
Cash and cash equivalents
Trade receivables	160	161
US dollar | Gross
Cash and cash equivalents
Trade receivables	302	291
Other currencies | Gross
Cash and cash equivalents
Trade receivables	£ 186	£ 189